Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
		Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020
Beginning Balance		$ (34,242,368)	$ (34,242,368)	$ (31,537,597)		$ (33,241,919)		$ (31,537,597)		$ (8,210,510)
Stock-based compensation			145,186	620,063		851,196		1,309,024		497,724
Stock subscription received for Units			1,775,790
Shares issued at $0.32 per share		3,000,000		6,168,069		14,262,694	[1]			1,208,389	[2]
Shares issued for debt settlement at $0.45 per share				188,145		1,484,352				1,499,051
Shares issued for debt settlement						2,076,624	[3]	188,146	[4]	274,918
Shares issued								6,168,069	[5]	1,301,525	[6]
Shares issued for debt settlement at $0.42 per share	[6]									300,000
Finder’s units issued										125,180
Finder’s warrants issued										50,223
Warrants exercised at $0.18 per share	[7]									1,288,716
Issue costs				(159,397)				(154,630)		(336,480)
Warrant valuation				(3,813,103)		(14,806,090)		(3,813,103)		(468,227)
Shares to be issued										549,363
Shares issued for RSUs vested
Shares issued for RSUs vested, shares
Net loss for the period			(2,880,886)	5,837,809		(2,164,454)		(6,402,277)		$ (31,321,791)
Ending Balance			(35,202,278)	(22,696,011)		(31,537,597)		(34,242,368)		(33,241,919)
Common Stock [Member]
Beginning Balance		$ 164	$ 164	$ 143		$ 79		$ 143		$ 16
Beginning Balance, shares		164,435,442	164,435,442	143,117,068		79,259,940		143,117,068		15,811,396
Stock-based compensation
Stock subscription received for Units
Shares issued at $0.32 per share				$ 20		$ 56	[1]			$ 35	[2]
Shares and Units issued, shares				19,576,360	[8]	56,078,434	[1]			35,008,956	[2]
Shares issued for debt settlement at $0.45 per share						$ 2				$ 17
Units issued for debt settlement, shares				417,720	[8]	2,205,714				16,962,846
Shares issued for debt settlement						$ 6	[3]		[4]	$ 2
Shares issued for debt settlement, shares						5,572,980	[3]	417,720	[4]	2,033,998
Shares issued								$ 20	[5]	$ 3	[6]
Shares issued, shares								19,576,360	[5]	3,098,216	[6]
Shares issued for debt settlement at $0.42 per share	[6]									$ 1
Shares issued for debt settlement at $0.42 per share, shares	[6]									696,428
Finder’s units issued										$ 3
Finder's units issued, shares										3,315,200
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]									$ 2
Warrants exercised at $0.18 per share, shares	[7]									2,332,900
Issue costs
Warrant valuation
Shares to be issued
Shares issued for RSUs vested								$ 1
Shares issued for RSUs vested, shares				437,332				1,324,294
Net loss for the period
Ending Balance			$ 164	$ 163		$ 143		$ 164		$ 79
Ending Balance, shares			164,435,442	163,548,480		143,117,068		164,435,442		79,259,940
Additional Paid-in Capital [Member]
Beginning Balance		$ 38,248,618	$ 38,248,618	$ 34,551,133		$ 30,133,058		$ 34,551,133		$ 24,284,765
Stock-based compensation			145,186	620,063		851,196		1,309,024		497,724
Stock subscription received for Units
Shares issued at $0.32 per share				6,168,049		14,812,001	[1]			1,315,691	[2]
Shares issued for debt settlement at $0.45 per share				188,145		1,484,350				1,499,034
Shares issued for debt settlement						2,076,618	[3]	188,146	[4]	274,916
Shares issued								6,168,049	[5]	1,301,522	[6]
Shares issued for debt settlement at $0.42 per share	[6]									299,999
Finder’s units issued										125,177
Finder’s warrants issued										50,223
Warrants exercised at $0.18 per share	[7]									1,288,714
Issue costs				(159,397)				(154,630)		(336,480)
Warrant valuation				(3,813,103)		(14,806,090)		(3,813,103)		(468,227)
Shares to be issued
Shares issued for RSUs vested								(1)
Net loss for the period
Ending Balance			38,393,804	37,554,890		34,551,133		38,248,618		30,133,058
Shares To Be Issued [Member]
Beginning Balance						549,363				107,337
Stock-based compensation
Shares issued at $0.32 per share						(549,363)	[1]			(107,337)	[2]
Shares issued for debt settlement at $0.45 per share
Shares issued for debt settlement							[3]		[4]
Shares issued									[5]		[6]
Shares issued for debt settlement at $0.42 per share	[6]
Finder’s units issued
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]
Issue costs
Warrant valuation
Shares to be issued										549,363
Shares issued for RSUs vested
Shares issued for RSUs vested, shares
Net loss for the period
Ending Balance										549,363
Retained Earnings [Member]
Beginning Balance		(72,491,150)	(72,491,150)	(66,088,873)		(63,924,419)		(66,088,873)		(32,602,628)
Stock-based compensation
Stock subscription received for Units
Shares issued at $0.32 per share							[1]				[2]
Shares issued for debt settlement at $0.45 per share
Shares issued for debt settlement							[3]		[4]
Shares issued									[5]		[6]
Shares issued for debt settlement at $0.42 per share	[6]
Finder’s units issued
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]
Issue costs
Warrant valuation
Shares to be issued
Shares issued for RSUs vested
Shares issued for RSUs vested, shares
Net loss for the period			(2,880,886)	5,837,809		(2,164,454)		(6,402,277)		$ (31,321,791)
Ending Balance			(75,372,036)	(60,251,064)		(66,088,873)		(72,491,150)		$ (63,924,419)
Stock Subscriptions Received Units Issued [Member]
Beginning Balance				34,551,133				34,551,133
Stock-based compensation				620,063
Stock subscription received for Units			1,775,790
Shares issued at $0.32 per share				6,168,049
Shares issued for debt settlement at $0.45 per share				188,145
Issue costs				(159,397)
Warrant valuation				(3,813,103)
Shares issued for RSUs vested
Net loss for the period
Ending Balance			$ 1,775,790	$ 37,554,890		$ 34,551,133

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)
[3]	Shares issued at C$0.49, converted to US at $0.37 (note 10)
[4]	Units issued at C$0.57, converted to US at $0.45 (note 10)
[5]	Units issued at C$0.40, converted to US at $0.32 (note 10)
[6]	Shares issued at C$0.56, converted to US at $0.42 (note 10)
[7]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 (note 10)
[8]	Units issued at C$